Business And Significant Accounting Policies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2009
Business And Significant Accounting Policies [Line Items]
Percentage of contractual participation	100.00%
Percentage of investment portfolio in fair value from pricing service or broker	1.00%
Net of allowance for doubtful accounts	$ 2.8	$ 4.6
Percentage of contractual participation for premiums receivable	100.00%
Allowance for uncollectible reinsurance balances receivable on paid losses and incurred claims	7.8	15.7
Accumulated amortization of the impairment	16.0	11.4
Amortization expense	4.6	4.4	3.8
Estimated amortization expense for 2012	5.1
Estimated amortization expense for 2013	5.0
Estimated amortization expense for 2014	4.7
Estimated amortization expense for 2015	4.7
Estimated amortization expense for 2016	4.3
Estimated liability for return of premiums	6.1	7.3
Additional premiums due under retrospectively related policies	0.3	1.0
Accumulated depreciation for property and equipment	46.6	38.8
Net book value of property and equipment	49.6	44.7
Depreciation expense	10.1	8.5	7.6
Accumulated other comprehensive income (loss), foreign currency translation adjustment, net of tax	6.4
Income taxes paid	15.4	30.2	40.5
Income taxes recovered	0.2	2.6	5.8
Tax refund attributable to a favorable decision				10.1
Tax refund, in the form of taxes			5.6
Tax refund, in the form of interest			4.5
Minimum [Member]
Business And Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live (years)	3 years
Maximum [Member]
Business And Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live (years)	40 years
Excess And Surplus Lines [Member]
Business And Significant Accounting Policies [Line Items]
Percentage of decline in the fair value of reporting units	22.00%
Commercial Specialty [Member]
Business And Significant Accounting Policies [Line Items]
Percentage of decline in the fair value of reporting units	24.00%
Syndicate 1200 [Member]
Business And Significant Accounting Policies [Line Items]
Percentage of decline in the fair value of reporting units	14.00%
Argo Group International Holdings, Ltd (Parent Guarantor) [Member]
Business And Significant Accounting Policies [Line Items]
Percentage of contractual participation for premiums receivable	100.00%
Trade name of the impairment				6.4
Accumulated amortization of the impairment				$ 0.5